INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments recognized at fair value
Fair value	R$ 1,175,539	R$ 861,234
Centrais Elétricas de Santa Catarina S.A - CELESC
Investments recognized at fair value
Percentage of participations for fair value investments	10.75%
Fair value	R$ 520,408	333,818
Energisa Holding
Investments recognized at fair value
Percentage of participations for fair value investments	0.11%
Fair value	R$ 244,410	171,873
Equatorial Energia Pará
Investments recognized at fair value
Percentage of participations for fair value investments	0.99%
Fair value	R$ 132,076	125,704
Companhia Energética do Ceará - COELCE
Investments recognized at fair value
Percentage of participations for fair value investments	6.33%
Fair value	R$ 157,394	120,320
Cia Estadual de Distribuição de Energia Elétrica - CEEE
Investments recognized at fair value
Percentage of participations for fair value investments	4.62%
Fair value	R$ 28,326	44,661
Companhia Energética de Brasília - CEB
Investments recognized at fair value
Percentage of participations for fair value investments	2.11%
Fair value	R$ 41,064	24,350
Rio Paranapanema Energia
Investments recognized at fair value
Percentage of participations for fair value investments	0.47%
Fair value	R$ 14,129	13,136
Taesa
Investments recognized at fair value
Percentage of participations for fair value investments	0.19%
Fair value	R$ 27,760	21,688
Auren Energia S.A.
Investments recognized at fair value
Percentage of participations for fair value investments	0.04%
Fair value	R$ 5,186	4,605
Others
Investments recognized at fair value
Fair value	R$ 4,786	R$ 1,079
Others | Minimum
Investments recognized at fair value
Percentage of participations for fair value investments	0.01%
Others | Maximum
Investments recognized at fair value
Percentage of participations for fair value investments	0.29%